Income Taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Taxes
27.	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Years Ended December 31

(in thousands)	2022	2021

Current income tax expense (recovery)	$8,746	$(7,117)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$32,430	$65,866

Write down (reversal of write down) or recognition of prior period temporary differences	(40,667)	(59,018)

Total deferred income tax expense (recovery)	$(8,237)	$6,848

Total income tax expense (recovery) recognized in net earnings	$509	$(269)

Income Tax Expense (Recovery) in Other Comprehensive Income

	Years Ended December 31

(in thousands)	2022	2021

Income tax expense (recovery) related to LTIs - common shares held	$6,513	$2,314
Income Tax Expense (Recovery) in Shareholders
’
Equity
1

	Years Ended December 31

(in thousands)	2022	2021

Current income tax expense (recovery)	$(5,932)	$(1,705)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$5,932	$1,705

Write down (reversal of write down) or recognition of prior period temporary differences	$(4,143)	$(1,811)

Total deferred income tax expense (recovery)	$1,789	$(106)

Total income tax expense (recovery) recognized in equity	$(4,143)	$(1,811)

1)
Income tax expense (recovery) in shareholders’ equity relate to share financing fees. Share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, share financing fees are charged directly to issued capital.

Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2022	2021

Earnings before income taxes	$669,635	$754,616

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$180,781	$203,746

Non-deductible portion of capital losses (non-taxable portion of capital gains)	(1,052)	-

Non-deductible stock based compensation and other	1,529	1,549

Differences in tax rates in foreign jurisdictions 1	(142,869)	(151,037)

Current period unrecognized temporary differences	2,787	4,491

Write down (reversal of write down) or recognition of prior period temporary differences	(40,667)	(59,018)

Total income tax expense (recovery) recognized in net earnings	$509	$(269)

1)	During the year ended December 31, 2022, the Company’s subsidiaries generated net earnings of $532 million, as compared to $564 million during the comparable period of the prior year.
The majority of the Company’s income generating activities is conducted by its 100% owned subsidiary, Wheaton Precious Metals International Ltd., which operates in the Cayman Isla nd
s and is not subject to income tax.

Current Income Taxes Payable
The movement in current income taxes payable for the twelve months ended December 31, 2022 is as follows:

(in thousands)	Current Taxes Payable

Current taxes payable - December 31, 2021	$132

Current income tax expense - income statement	8,746

Current income tax recovery - shareholders’ equity	(5,932)

Income taxes paid	(171)

Foreign exchange adjustments	(12)

Current taxes payable - December 31, 2022	$2,763
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2022 and December 31, 2021, respectively, is shown below:

	Year Ended December 31, 2022

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$6,967	$(5,178)	$-	$(1,789)	$-

Capital loss carryforward	-	277	515	-	792

Other 2	1,325	2,739	192	-	4,256

Deferred tax liabilities

Interest capitalized for accounting	(87)	87	-	-	-

Debt financing fees 3	(737)	(37)	-	-	(774)

Kutcho Convertible Note	-	112	(112)	-	-

Unrealized gains on long-term investments	(170)	(728)	(7,108)	-	(8,006)

Mineral stream interests 4	(7,298)	11,030	-	-	3,732

Foreign withholding tax	(100)	(65)	-	-	(165)

Total	$(100)	$8,237	$(6,513)	$(1,789)	$(165)

1)	As at December 31, 2022, the Company had no non-capital losses available to recognize against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2021

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$5,894	$967	$-	$106	$6,967

Capital loss carryforward	761	-	(761)	-	-

Other	5,500	(4,175)	-	-	1,325

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt and share financing fees	(728)	(9)	-	-	(737)

Unrealized gains on long-term investments	(7,808)	20	7,618	-	(170)

Mineral stream interests	(3,532)	(3,766)	-	-	(7,298)

Foreign withholding tax	(214)	114	-	-	(100)

Total	$(214)	$(6,849)	$6,857	$106	$(100)
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2022	2021

Non-capital loss carryforward 1	$-	$19,293

Mineral stream interests	7,369	41,642

Other	1,575	8,149

Kutcho Convertible Note	-	901

Unrealized losses on long-term investments	13,069	9,593

Total	$22,013	$79,578

1)	As at December 31, 2022, the Company had fully recognized the tax effect of non-capital losses.
Deferred income taxes have not been provided on the temporary difference relating to investments in foreign subsidiaries for which the Company can control the timing of and manner in which funds are repatriated and does not plan to repatriate funds to
Ca
nada in the foreseeable future that would be subject to tax. The temporary difference relating to investments in foreign subsidiaries is $1.8 billion as at December 31, 2022, all of which is anticipated to reverse in the future and be exempt from tax on repatriation, leaving $nil that would taxable on repatriation.